Note 13 - Financial Instruments (Details Textual) - Interest Rate Swap [Member] - Eurobank [Member] $ in Millions	Jun. 30, 2022 USD ($)
Derivative, Number of Instruments Held, Total	3
Derivative, Notional Amount	$ 60